Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Consolidation of subsidiaries

	As of December 31, 2019			For the year ended December 31, 2019	As of December 31, 2019
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership - %	Level
PagSeguro Brazil	15,928,993	8,345,077	7,583,916	1,393,512	99,99	Direct
BS Holding	132,347	99,861	32,486	(27,514)	99,99	Direct
Net+Phone	302,489	134,728	167,762	38,814	99,99	Indirect
Boa Compra	127,633	94,425	33,208	6,659	99,99	Indirect
BCPS	1,529	368	1,161	(486)	99,50	Indirect
R2TECH	14,527	2,519	12,008	8,139	100,00	Indirect
BIVA	22,929	5,017	17,912	5,379	100,00	Indirect
FIDC	2,539,512	353,279	2,186,233	1,655,508	100,00	Indirect
TILIX	10,539	11,237	(698)	(2,200)	100,00	Indirect
BancoSeguro	1,275,166	1,158,426	116,740	(27,200)	100,00	Indirect
Yamí	588	570	18	37	100,00	Indirect
RegistraSeguro	5,000	0	5,000	0	100,00	Indirect